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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number                811-01474
                                   ---------------------------------------------


                                 AIM Stock Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas  77046
--------------------------------------------------------------------------------
            (Address of principal executive offices)      (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:        (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     7/31
                         ---------------

Date of reporting period:    10/31/05
                          --------------

Item 1.  Schedule of Investments.

                               AIM DYNAMICS FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.COM            I-DYN-QTR-1 10/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--96.85%

ADVERTISING--1.64%

Omnicom Group Inc.                                                                  245,700   $   20,383,272
------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.                                             (a)                155,222        9,581,854
============================================================================================================
                                                                                                  29,965,126
============================================================================================================

AEROSPACE & DEFENSE--1.69%

Aviall, Inc.                                                     (a)                304,085        9,593,882
------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                   274,000       21,322,680
============================================================================================================
                                                                                                  30,916,562
============================================================================================================

AIR FREIGHT & LOGISTICS--1.23%

Robinson (C.H.) Worldwide, Inc.                                                     639,000       22,531,140
============================================================================================================

APPAREL RETAIL--0.81%

Abercrombie & Fitch Co.-Class A                                                     285,342       14,834,931
============================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.46%

Coach, Inc.                                                      (a)                606,289       19,510,380
------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                             516,884       25,430,693
============================================================================================================
                                                                                                  44,941,073
============================================================================================================

APPLICATION SOFTWARE--7.74%

Amdocs Ltd.                                                                         700,000       18,529,000
------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                      385,400       17,393,102
------------------------------------------------------------------------------------------------------------
Business Objects S.A.-ADR (France)                               (a)                263,091        9,016,129
------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.                                             (a)                766,205       21,124,272
------------------------------------------------------------------------------------------------------------
Cognos, Inc (Canada)                                             (a)                260,906        9,791,802
------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.                                         (a)                285,730       13,817,903
------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                        (a)                520,352       18,103,046
------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                                     (a)                381,890       14,939,537
------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                                   (a)                995,692       18,868,363
============================================================================================================
                                                                                                 141,583,154
============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.29%

Legg Mason, Inc.                                                                    220,332       23,643,827
============================================================================================================

AUTOMOTIVE RETAIL--0.99%

Advance Auto Parts, Inc.                                         (a)                481,800       18,067,500
============================================================================================================

                                                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.07%

Genzyme Corp.                                                    (a)                200,000   $   14,460,000
------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                            (a)                350,000       16,537,500
------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.                                         (a)                220,000        6,791,400
============================================================================================================
                                                                                                  37,788,900
============================================================================================================

BROADCASTING & CABLE TV--0.92%

Univision Communications Inc.-Class A                            (a)                641,500       16,768,810
============================================================================================================

CASINOS & GAMING--1.31%

Station Casinos, Inc.                                                               375,000       24,037,500
============================================================================================================

COMMUNICATIONS EQUIPMENT--2.07%

Comverse Technology, Inc.                                        (a)                770,000       19,327,000
------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                            525,200       18,613,088
============================================================================================================
                                                                                                  37,940,088
============================================================================================================

COMPUTER HARDWARE--0.60%

Palm, Inc.                                                       (a)                427,877       10,992,160
============================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.77%

Network Appliance, Inc.                                          (a)                510,906       13,978,388
------------------------------------------------------------------------------------------------------------
QLogic Corp.                                                     (a)                608,400       18,349,344
============================================================================================================
                                                                                                  32,327,732
============================================================================================================

CONSTRUCTION & ENGINEERING--0.91%

Chicago Bridge & Iron Co. N.V.-New York Shares (Netherlands)                        748,900       16,700,470
============================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.50%

Joy Global Inc.                                                                     200,761        9,208,907
============================================================================================================

CONSUMER ELECTRONICS--0.67%

Harman International Industries, Inc.                                               123,300       12,312,738
============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.75%

Alliance Data Systems Corp.                                      (a)                384,694       13,679,719
============================================================================================================

DEPARTMENT STORES--1.06%

Nordstrom, Inc.                                                                     560,048       19,405,663
============================================================================================================

DIVERSIFIED BANKS--1.26%

Centennial Bank Holdings, Inc.                                   (a)(b)(c)        2,063,801       23,073,295
============================================================================================================

                                                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.76%

ChoicePoint Inc.                                                 (a)                518,900   $   21,928,714
------------------------------------------------------------------------------------------------------------
Corrections Corp. of America                                     (a)                659,650       26,306,842
------------------------------------------------------------------------------------------------------------
Global Cash Access, Inc.                                         (a)                156,635        2,196,023
============================================================================================================
                                                                                                  50,431,579
============================================================================================================

DIVERSIFIED METALS & MINING--1.84%

Freeport-McMoRan Copper & Gold, Inc.-Class B                                        326,900       16,155,398
------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                  145,267       17,500,315
============================================================================================================
                                                                                                  33,655,713
============================================================================================================

DRUG RETAIL--1.06%

Shoppers Drug Mart Corp. (Canada)                                                   585,400       19,474,507
============================================================================================================

EDUCATION SERVICES--1.13%

Career Education Corp.                                           (a)                582,600       20,734,734
============================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.15%

Cooper Industries, Ltd.-Class A                                                     297,700       21,103,953
============================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.67%

Amphenol Corp.-Class A                                                              500,000       19,985,000
------------------------------------------------------------------------------------------------------------
Cogent Inc.                                                      (a)                400,400       10,630,620
============================================================================================================
                                                                                                  30,615,620
============================================================================================================

HEALTH CARE DISTRIBUTORS--0.62%

Schein (Henry), Inc.                                             (a)                283,751       11,247,890
============================================================================================================

HEALTH CARE EQUIPMENT--3.98%

Biomet, Inc.                                                                        441,300       15,370,479
------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                           (a)                258,002        9,262,272
------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                   950,000       20,966,500
------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                     (a)                400,000       18,224,000
------------------------------------------------------------------------------------------------------------
Waters Corp.                                                     (a)                249,718        9,039,792
============================================================================================================
                                                                                                  72,863,043
============================================================================================================

HEALTH CARE FACILITIES--0.96%

LifePoint Hospitals, Inc.                                        (a)                450,000       17,595,000
============================================================================================================

HEALTH CARE SERVICES--4.34%

DaVita, Inc.                                                     (a)                435,300       21,408,054
------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                                            (a)                288,123       21,727,355
------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.                                     (a)                160,110        9,046,215
------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                      200,000       10,820,000
------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                                            119,934        6,892,607
------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc.                                      (a)                173,000        9,463,100
============================================================================================================
                                                                                                  79,357,331
============================================================================================================

                                                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES--0.98%

Cooper Cos., Inc. (The)                                                             260,000   $   17,898,400
============================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.05%

Hilton Hotels Corp.                                                                 892,020       17,349,789
------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                        (d)                344,571       20,133,283
============================================================================================================
                                                                                                  37,483,072
============================================================================================================

HOUSEHOLD APPLIANCES--0.56%

Whirlpool Corp.                                                                     131,400       10,314,900
============================================================================================================

HOUSEWARES & SPECIALTIES--1.60%

Fortune Brands, Inc.                                                                108,400        8,235,148
------------------------------------------------------------------------------------------------------------
Jarden Corp.                                                     (a)(e)             620,850       20,978,521
============================================================================================================
                                                                                                  29,213,669
============================================================================================================

INDUSTRIAL MACHINERY--0.98%

ITT Industries, Inc.                                                                176,300       17,912,080
============================================================================================================

INSURANCE BROKERS--0.77%

Willis Group Holdings Ltd. (United Kingdom)                                         377,110       14,005,865
============================================================================================================

INTEGRATED OIL & GAS--0.93%

Murphy Oil Corp.                                                                    365,000       17,100,250
============================================================================================================

INTERNET SOFTWARE & SERVICES--1.05%

VeriSign, Inc.                                                   (a)                810,520       19,152,588
============================================================================================================

IT CONSULTING & OTHER SERVICES--0.81%

Cognizant Technology Solutions Corp.-Class A                     (a)                336,100       14,781,678
============================================================================================================

MANAGED HEALTH CARE--2.25%

CIGNA Corp.                                                                         137,000       15,874,190
------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.                                       (a)                270,000       14,577,300
------------------------------------------------------------------------------------------------------------
Humana Inc.                                                      (a)                240,000       10,653,600
============================================================================================================
                                                                                                  41,105,090
============================================================================================================

OIL & GAS DRILLING--2.59%

Nabors Industries, Ltd.                                          (a)                260,000       17,843,800
------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                         300,000       19,314,000
------------------------------------------------------------------------------------------------------------
Todco-Class A                                                                       230,000       10,292,500
============================================================================================================
                                                                                                  47,450,300
============================================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.70%

Grant Prideco, Inc.                                              (a)                600,000       23,334,000
------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                                      (a)                400,000       24,988,000
------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.                                   (a)                310,000       19,406,000
============================================================================================================
                                                                                                  67,728,000
============================================================================================================

                                                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--2.59%

CNX Gas Corp.

(Acquired 08/01/2005; Cost $5,316,800)                           (a)(f)             332,300   $    6,895,225
------------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc.

(Acquired 06/28/05; Cost $19,782,400)                            (a)(f)           1,236,400       22,873,400
------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.                                          (a)                242,250       17,572,815
============================================================================================================
                                                                                                  47,341,440
============================================================================================================

OIL & GAS REFINING & MARKETING --0.57%

Tesoro Corp.                                                                        170,000       10,395,500
============================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.28%

Williams Cos., Inc. (The)                                                         1,050,000       23,415,000
============================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.95%

CapitalSource Inc.                                               (a)                791,021       17,402,462
============================================================================================================

PACKAGED FOODS & MEATS--0.96%

McCormick & Co., Inc.                                                               294,600        8,923,434
------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc.                                            (a)                336,000        8,682,240
============================================================================================================
                                                                                                  17,605,674
============================================================================================================

PHARMACEUTICALS--1.34%

Medicis Pharmaceutical Corp.-Class A                                                575,000       16,962,500
------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                                 (a)                400,000        7,504,000
============================================================================================================
                                                                                                  24,466,500
============================================================================================================

REAL ESTATE--0.90%

People's Choice Financial Corp.

(Acquired 12/21/04; Cost $21,918,000)                            (a)(f)           2,191,800       16,438,500
============================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.26%

CB Richard Ellis Group, Inc.-Class A                             (a)                470,600       22,988,810
============================================================================================================

REGIONAL BANKS--0.68%

Signature Bank                                                   (a)                427,300       12,391,700
============================================================================================================

REINSURANCE--0.53%

Endurance Specialty Holdings Ltd.                                                   289,509        9,600,118
============================================================================================================

SEMICONDUCTOR EQUIPMENT--1.14%

ASML Holding N.V.-New York Shares

(Netherlands)                                                    (a)                526,950        8,947,611
------------------------------------------------------------------------------------------------------------
Tessera Technologies Inc.                                        (a)                427,500       11,927,250
============================================================================================================
                                                                                                  20,874,861
============================================================================================================

                                                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS--4.89%

Analog Devices, Inc.                                                                500,100   $   17,393,478
------------------------------------------------------------------------------------------------------------
ATI Technologies Inc. (Canada)                                   (a)                662,216        9,569,021
------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Singapore)                        (a)                396,573       18,404,953
------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                           742,728       22,408,104
------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                        957,000       21,656,910
============================================================================================================
                                                                                                  89,432,466
============================================================================================================

SOFT DRINKS--0.69%

Hansen Natural Corp.                                             (a)(e)             250,000       12,630,000
============================================================================================================

SPECIALIZED FINANCE--1.39%

Chicago Mercantile Exchange Holdings Inc. (Netherlands)                              69,500       25,377,925
============================================================================================================

SPECIALTY STORES--2.41%

Office Depot, Inc.                                               (a)                859,729       23,668,339
------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                       900,000       20,457,000
============================================================================================================
                                                                                                  44,125,339
============================================================================================================

STEEL--0.54%

Nucor Corp.                                                                         165,796        9,922,891
============================================================================================================

SYSTEMS SOFTWARE--1.12%

Red Hat, Inc.                                                    (a)                879,393       20,419,505
============================================================================================================

THRIFTS & MORTGAGE FINANCE--0.82%

Hudson City Bancorp, Inc.                                                         1,271,429       15,053,719
============================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.27%

American Tower Corp.-Class A                                     (a)              1,701,779       40,587,429
------------------------------------------------------------------------------------------------------------
NII Holdings, Inc.                                               (a)                231,993       19,236,860
============================================================================================================
                                                                                                  59,824,289
============================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $1,537,664,215)                                                                          1,771,651,256
============================================================================================================

MONEY MARKET FUNDS--2.34%

Premier Portfolio-Institutional Class
(Cost $42,894,094)                                               (g)             42,894,094       42,894,094
============================================================================================================

TOTAL INVESTMENTS--99.19% (excluding investments purchased
with cash collateral from securities loaned) (Cost
$1,580,558,309)                                                                                1,814,545,350
============================================================================================================

                                                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED

MONEY MARKET FUNDS--0.21%

Premier Portfolio-Institutional Class                            (g)(h)           3,917,075   $    3,917,075
============================================================================================================

Total Money Market Funds (purchased with cash collateral from
securities loaned)(Cost $3,917,075)                                                                3,917,075
============================================================================================================

TOTAL INVESTMENTS--99.40%
(Cost $1,584,475,384)                                                                          1,818,462,425
============================================================================================================
OTHER ASSETS LESS LIABILITIES--0.60%                                                              10,894,607
============================================================================================================
NET ASSETS--100.00%                                                                           $1,829,357,032
============================================================================================================

Investment Abbreviations:

ADR- American Depositary Receipt

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security at October 31, 2005 represented 1.26% of the Fund's Net Assets. See Note 2.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at October 31, 2005 represented 1.26% of the Fund's Net Assets. See Note 1A.

(d)   Each unit represents one common share and one Class B share.

(e) All or a portion of this security has been pledged as collateral for securities lending transactions at October 31, 2005.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2005 was $46,207,125, which represented 2.53% of the Fund's Net Assets. Unless otherwise indicated, these securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended October 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                          CHANGE IN
                                                          UNREALIZED
                   VALUE     PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND   REALIZED
FUND             07/31/05     AT COST      FROM SALES    (DEPRECIATION)    10/31/05     INCOME   GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class          $ 26,495,353 $ 207,562,147 $(191,163,406) $           --   $ 42,894,094 $424,721  $        --
============================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                          CHANGE IN
                                                          UNREALIZED
                   VALUE     PURCHASES      PROCEEDS      APPRECIATION      VALUE      DIVIDEND  REALIZED
FUND             07/31/05     AT COST      FROM SALES    (DEPRECIATION)    10/31/05     INCOME*  GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class          $  9,532,450 $  40,291,849 $ (45,907,224) $           --   $  3,917,075 $ 19,576  $        --
============================================================================================================
   SUBTOTAL    $ 36,027,803 $ 247,853,996 $(237,070,630) $           --   $ 46,811,169 $444,297  $        --
============================================================================================================

* Net of compensation to counterparties

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with an affiliate for the three months ended October 31, 2005.

                                                          CHANGE IN
                                                          UNREALIZED                              REALIZED
                  VALUE       PURCHASES     PROCEEDS      APPRECIATION       VALUE     DIVIDEND    GAIN
FUND            07/31/05       AT COST     FROM SALES    (DEPRECIATION)     10/31/05    INCOME    (LOSS)
------------------------------------------------------------------------------------------------------------
Centennial
Bank
Holdings, Inc. $ 22,371,120 $          -- $          --  $      702,175   $ 23,073,295 $     --  $       --
============================================================================================================
    TOTAL      $ 58,398,923 $ 247,853,996 $(237,070,630) $      702,175   $ 69,884,464 $444,297  $       --
============================================================================================================

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

            At October 31, 2005, securities with an aggregate value of $3,990,011 on loan to brokers. The loans were secured by cash collateral of $3,917,075 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended October 31, 2005, the Fund received dividends on cash collateral of $19,576 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                                         PUT OPTION CONTRACTS
                                   -----------------------------------
                                   NUMBER OF             PREMIUMS
                                   CONTRACTS             RECEIVED
                                   ---------           ---------------
Beginning of period                    1,626           $     779,215
----------------------------------------------------------------------
Written                                1,553                 949,288
----------------------------------------------------------------------
Closed                               (3,179)               (1,728,503)
======================================================================
End of period                             --           $          --
======================================================================

NOTE 5 -  INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $406,174,951 and $582,703,588 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities        $    286,942,799
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (54,422,496)
==================================================================================
Net unrealized appreciation of investment securities              $    232,520,303
==================================================================================
Cost of investments for tax purposes is $1,585,942,122.

                         AIM SMALL COMPANY GROWTH FUND
          Quarterly Schedule of Portfolio Holdings - October 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.COM            I-SCG-QTR-1 10/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                                SHARES                VALUE
==============================================================================================================
DOMESTIC COMMON STOCKS & OTHER
EQUITY INTERESTS--97.79%

AEROSPACE & DEFENSE--1.75%
Ceradyne, Inc.                                          (a)                    105,936             $ 4,152,691
--------------------------------------------------------------------------------------------------------------
Essex Corp.                                             (a)                    154,000               2,767,380
==============================================================================================================
                                                                                                     6,920,071
==============================================================================================================

AGRICULTURAL PRODUCTS--0.75%
Corn Products International, Inc.                                              125,000               2,976,250
==============================================================================================================

AIR FREIGHT & LOGISTICS--1.00%
Forward Air Corp.                                                              111,619               3,956,894
==============================================================================================================

APPAREL RETAIL--3.22%
Aeropostale, Inc.                                       (a)                    225,000               4,396,500
--------------------------------------------------------------------------------------------------------------
DSW Inc.-Class A                                        (a)(b)                  94,317               1,963,680
--------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.                                         (a)                    250,000               3,722,500
--------------------------------------------------------------------------------------------------------------
New York & Co., Inc.                                    (a)                    193,100               2,606,850
==============================================================================================================
                                                                                                    12,689,530
==============================================================================================================

APPLICATION SOFTWARE--5.24%
ANSYS, Inc.                                             (a)                     25,564                 952,515
--------------------------------------------------------------------------------------------------------------
FileNET Corp.                                           (a)                    124,972               3,517,962
--------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                300,000               5,394,000
--------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.                                (a)                     87,200               4,216,992
--------------------------------------------------------------------------------------------------------------
TIBCO Software Inc.                                     (a)                    488,100               3,704,679
--------------------------------------------------------------------------------------------------------------
Ulticom, Inc.                                           (a)                    275,000               2,895,750
==============================================================================================================
                                                                                                    20,681,898
==============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.54%
Affiliated Managers Group, Inc.                         (a)                     35,000               2,686,250
--------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                      (b)                    123,325               4,708,548
--------------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc.-Class A                                                65,000               2,630,550
==============================================================================================================
                                                                                                    10,025,348
==============================================================================================================

AUTO PARTS & EQUIPMENT--1.28%
Keystone Automotive Industries, Inc.                    (a)                    125,500               3,590,555
--------------------------------------------------------------------------------------------------------------
Midas, Inc.                                             (a)                     75,000               1,467,000
==============================================================================================================
                                                                                                     5,057,555
==============================================================================================================

                                                                                SHARES                VALUE
==============================================================================================================
BIOTECHNOLOGY--3.67%
CV Therapeutics, Inc.                                   (a)                     75,000             $ 1,879,500
--------------------------------------------------------------------------------------------------------------
Digene Corp.                                            (a)                    115,000               3,473,000
--------------------------------------------------------------------------------------------------------------
Incyte Corp.                                            (a)                    290,000               1,447,100
--------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.                                (a)                     61,000               1,883,070
--------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                            (a)                     43,300               2,287,106
--------------------------------------------------------------------------------------------------------------
Nuvelo, Inc.                                            (a)                    150,000               1,260,000
--------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.                             (a)                    100,000               2,245,000
==============================================================================================================
                                                                                                    14,474,776
==============================================================================================================

BROADCASTING & CABLE TV--0.60%
Radio One, Inc.-Class D                                 (a)                    200,000               2,360,000
==============================================================================================================

BUILDING PRODUCTS--1.31%
Lennox International Inc.                                                      105,000               2,928,450
--------------------------------------------------------------------------------------------------------------
Quixote Corp.                                                                  111,400               2,251,394
==============================================================================================================
                                                                                                     5,179,844
==============================================================================================================

COMMUNICATIONS EQUIPMENT--1.44%
ADC Telecommunications, Inc.                            (a)                    140,000               2,443,000
--------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.                                       (a)                     34,500               1,795,035
--------------------------------------------------------------------------------------------------------------
Symmetricom, Inc.                                       (a)                    181,500               1,446,555
==============================================================================================================
                                                                                                     5,684,590
==============================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.76%
QLogic Corp.                                            (a)                    100,000               3,016,000
==============================================================================================================

CONSTRUCTION & ENGINEERING--0.83%
Infrasource Services Inc.                               (a)                    120,000               1,552,800
--------------------------------------------------------------------------------------------------------------
Perini Corp.                                            (a)                     85,000               1,732,300
==============================================================================================================
                                                                                                     3,285,100
==============================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.80%
Astec Industries, Inc.                                  (a)                    120,000               3,403,200
--------------------------------------------------------------------------------------------------------------
Terex Corp.                                             (a)                     67,400               3,704,978
==============================================================================================================
                                                                                                     7,108,178
==============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.66%
Alliance Data Systems Corp.                             (a)                    114,000               4,053,840
--------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.                                 (a)                    101,000               2,838,100
--------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc.                                 (a)                    100,000               3,596,000
==============================================================================================================
                                                                                                    10,487,940
==============================================================================================================

DISTRIBUTORS--0.65%
Source Interlink Cos., Inc.                             (a)                    250,000               2,545,000
==============================================================================================================

                                                                                SHARES                VALUE
==============================================================================================================
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.70%
CoStar Group Inc.                                       (a)                     39,700             $ 1,903,615
--------------------------------------------------------------------------------------------------------------
G & K Services, Inc.-Class A                                                    50,000               1,894,500
--------------------------------------------------------------------------------------------------------------
Navigant Consulting, Inc.                               (a)                    123,000               2,579,310
--------------------------------------------------------------------------------------------------------------
Pike Electric Corp.                                     (a)                    225,000               4,252,500
==============================================================================================================
                                                                                                    10,629,925
==============================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--3.48%
EnerSys                                                 (a)                    144,042               2,157,749
--------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                              98,800               3,144,804
--------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp.                                    (a)                    118,933               4,628,872
--------------------------------------------------------------------------------------------------------------
Ultralife Batteries, Inc.                               (a)                    312,000               3,781,440
==============================================================================================================
                                                                                                    13,712,865
==============================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--3.50%
Aeroflex Inc.                                           (a)                    400,000               3,624,000
--------------------------------------------------------------------------------------------------------------
Cogent Inc.                                             (a)                     80,000               2,124,000
--------------------------------------------------------------------------------------------------------------
FARO Technologies, Inc.                                 (a)(b)                 146,000               3,030,960
--------------------------------------------------------------------------------------------------------------
Lipman (Isreal)                                         (a)                    120,000               2,666,400
--------------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.                                   (a)                    136,500               2,376,465
==============================================================================================================
                                                                                                    13,821,825
==============================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.52%
Staktek Holdings Inc.                                   (a)                    600,000               2,046,000
==============================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.97%
Standard Parking Corp.                                  (a)                    197,573               3,805,256
==============================================================================================================

GENERAL MERCHANDISE STORES--0.49%
Tuesday Morning Corp.                                                           81,200               1,947,988
==============================================================================================================

HEALTH CARE EQUIPMENT--4.99%
Advanced Medical Optics, Inc.                           (a)                    125,000               4,460,000
--------------------------------------------------------------------------------------------------------------
Cytyc Corp.                                             (a)                    250,000               6,337,500
--------------------------------------------------------------------------------------------------------------
Dionex Corp.                                            (a)                     45,000               2,179,350
--------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                               87,500               1,931,125
--------------------------------------------------------------------------------------------------------------
Vnus Medical Technologies                               (a)(b)                 325,710               3,332,013
--------------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc.                              (a)                     78,000               1,451,580
==============================================================================================================
                                                                                                    19,691,568
==============================================================================================================

HEALTH CARE FACILITIES--1.33%
AmSurg Corp.                                            (a)                     85,000               2,018,750
--------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc.                                (a)                    115,000               3,220,000
==============================================================================================================
                                                                                                     5,238,750
==============================================================================================================

                                                                                SHARES                VALUE
==============================================================================================================
HEALTH CARE SERVICES--3.68%
Alliance Imaging, Inc.                                  (a)                    175,000             $ 1,209,250
--------------------------------------------------------------------------------------------------------------
DaVita, Inc.                                            (a)                     50,000               2,459,000
--------------------------------------------------------------------------------------------------------------
Emageon Inc.                                            (a)                    225,000               2,949,750
--------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc.                           (a)                    171,700               2,522,273
--------------------------------------------------------------------------------------------------------------
HealthExtras, Inc.                                      (a)                    109,731               2,309,838
--------------------------------------------------------------------------------------------------------------
Phase Forward Inc.                                      (a)                    280,378               3,061,728
==============================================================================================================
                                                                                                    14,511,839
==============================================================================================================

HEALTH CARE SUPPLIES--0.96%
Align Technology, Inc.                                  (a)(b)                 287,400               2,121,012
--------------------------------------------------------------------------------------------------------------
Gen-Probe Inc.                                          (a)                     40,500               1,654,020
==============================================================================================================
                                                                                                     3,775,032
==============================================================================================================

HOME FURNISHINGS--0.63%
Tempur-Pedic International Inc.                         (a)                    225,000               2,488,500
==============================================================================================================

HOMEFURNISHING RETAIL--0.41%
Linens 'n Things, Inc.                                  (a)                     65,000               1,634,100
==============================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.68%
Four Seasons Hotels, Inc. (Canada)                                              50,000               2,681,500
==============================================================================================================

HOUSEHOLD APPLIANCES--1.01%
Blount International, Inc.                              (a)                    250,000               3,965,000
==============================================================================================================

INDUSTRIAL CONGLOMERATES--0.19%
Carlisle Cos., Inc.                                                             11,157                 744,060
==============================================================================================================

INDUSTRIAL MACHINERY--0.80%
Kadant Inc.                                             (a)                    188,312               3,163,642
==============================================================================================================

INSURANCE BROKERS--1.87%
Hub International Ltd. (Canada)                                                167,112               4,196,182
--------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                               70,000               3,166,100
==============================================================================================================
                                                                                                     7,362,282
==============================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.03%
Iowa Telecommunications Services Inc.                                          270,000               4,455,000
--------------------------------------------------------------------------------------------------------------
NeuStar, Inc.-Class A                                   (a)                    115,714               3,540,848
==============================================================================================================
                                                                                                     7,995,848
==============================================================================================================

INTERNET SOFTWARE & SERVICES--1.76%
CyberSource Corp.                                       (a)                    596,000               3,993,200
--------------------------------------------------------------------------------------------------------------
Websense, Inc.                                          (a)                     50,000               2,954,000
==============================================================================================================
                                                                                                     6,947,200
==============================================================================================================

                                                                                SHARES                VALUE
==============================================================================================================
IT CONSULTING & OTHER SERVICES--0.62%
Perot Systems Corp.-Class A                             (a)                    175,500             $ 2,432,430
==============================================================================================================

LEISURE FACILITIES--0.67%
Speedway Motorsports, Inc.                              (a)                     75,000               2,659,500
==============================================================================================================

METAL & GLASS CONTAINERS--1.67%
Crown Holdings, Inc.                                    (a)                    146,000               2,368,120
--------------------------------------------------------------------------------------------------------------
Silgan Holdings Inc.                                                           131,481               4,229,744
==============================================================================================================
                                                                                                     6,597,864
==============================================================================================================

OFFICE SERVICES & SUPPLIES--1.45%
Mine Safety Appliances Co.                                                      69,100               2,894,599
--------------------------------------------------------------------------------------------------------------
PeopleSupport, Inc.                                     (a)                    352,000               2,816,000
==============================================================================================================
                                                                                                     5,710,599
==============================================================================================================

OIL & GAS DRILLING--1.05%
Grey Wolf, Inc.                                         (a)                    266,667               2,048,003
--------------------------------------------------------------------------------------------------------------
Unit Corp.                                              (a)                     39,900               2,090,760
==============================================================================================================
                                                                                                     4,138,763
==============================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.12%
Gulf Island Fabrication, Inc.                                                  148,145               3,964,360
--------------------------------------------------------------------------------------------------------------
Hydril                                                  (a)                     66,023               4,379,966
==============================================================================================================
                                                                                                     8,344,326
==============================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.73%
Barrett (Bill) Corp.                                    (a)                    100,000               3,183,000
--------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.                                 (a)                     89,400               3,625,170
==============================================================================================================
                                                                                                     6,808,170
==============================================================================================================

PACKAGED FOODS & MEATS--1.68%
Pilgrim's Pride Corp.                                                           60,000               1,888,800
--------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc.                                                   175,000               2,987,250
--------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc.                                   (a)                     68,000               1,757,120
==============================================================================================================
                                                                                                     6,633,170
==============================================================================================================

PHARMACEUTICALS--1.89%
Medicis Pharmaceutical Corp.-Class A                                           143,100               4,221,450
--------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                        (a)                    112,544               2,111,325
--------------------------------------------------------------------------------------------------------------
Santarus Inc.                                           (a)(b)                 184,288               1,133,371
==============================================================================================================
                                                                                                     7,466,146
==============================================================================================================

                                                                                SHARES                VALUE
==============================================================================================================
PROPERTY & CASUALTY INSURANCE--1.15%
FPIC Insurance Group, Inc.                              (a)                    120,912             $ 4,552,337
==============================================================================================================

REGIONAL BANKS--3.13%
East West Bancorp, Inc.                                                        110,000               4,211,900
--------------------------------------------------------------------------------------------------------------
Nara Bancorp, Inc.                                                             307,000               5,535,210
--------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                                            150,000               2,610,000
==============================================================================================================
                                                                                                    12,357,110
==============================================================================================================

REINSURANCE--1.02%
Max Re Capital Ltd. (Bermuda)                                                  168,836               4,036,869
==============================================================================================================

RESTAURANTS--3.12%
Applebee's International, Inc.                                                 165,000               3,615,150
--------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc.                                                          315,000               4,006,800
--------------------------------------------------------------------------------------------------------------
RARE Hospitality International, Inc.                    (a)                    100,000               3,056,000
--------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                              75,000               1,643,250
==============================================================================================================
                                                                                                    12,321,200
==============================================================================================================

SEMICONDUCTOR EQUIPMENT--2.33%
FormFactor Inc.                                         (a)                    178,300               4,389,746
--------------------------------------------------------------------------------------------------------------
Mattson Technology, Inc.                                (a)                    375,000               2,958,750
--------------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc.                              (a)                    150,000               1,827,000
==============================================================================================================
                                                                                                     9,175,496
==============================================================================================================

SEMICONDUCTORS--1.94%
Hittite Microwave Corp.                                 (a)                    112,600               2,601,060
--------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.                      (a)                    350,000               3,458,000
--------------------------------------------------------------------------------------------------------------
Leadis Technology Inc.                                  (a)                    301,500               1,573,830
==============================================================================================================
                                                                                                     7,632,890
==============================================================================================================

SPECIALIZED CONSUMER SERVICES--0.64%
Jackson Hewitt Tax Service Inc.                                                102,655               2,537,632
==============================================================================================================

SPECIALIZED FINANCE--0.73%
Primus Guaranty, Ltd. (Bermuda)                         (a)(b)                 325,000               2,860,000
==============================================================================================================

SPECIALTY CHEMICALS--0.72%
Rockwood Holdings Inc.                                  (a)                    142,000               2,849,940
==============================================================================================================

STEEL--1.12%
Carpenter Technology Corp.                                                      73,280               4,418,784
==============================================================================================================

                                                                                SHARES                VALUE
==============================================================================================================
SYSTEMS SOFTWARE--1.82%
Micromuse Inc.                                          (a)                    559,300             $ 4,010,181
--------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc.                                    (a)                     69,046               3,170,592
==============================================================================================================
                                                                                                     7,180,773
==============================================================================================================

THRIFTS & MORTGAGE FINANCE--0.51%
Commercial Capital Bancorp, Inc.                                               125,000               2,007,500
==============================================================================================================

TRADING COMPANIES & DISTRIBUTORS--2.19%
United Rentals, Inc.                                    (a)                    120,000               2,348,400
--------------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                    43,000               2,443,690
--------------------------------------------------------------------------------------------------------------
WESCO International, Inc.                               (a)                     97,000               3,855,750
==============================================================================================================
                                                                                                     8,647,840
==============================================================================================================

TRUCKING--2.00%
Celadon Group, Inc.                                     (a)                    166,088               3,846,598
--------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc.                          (a)                    221,177               4,036,480
==============================================================================================================
                                                                                                     7,883,078
==============================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.99%
SBA Communications Corp.-Class A                        (a)                    265,200               3,917,004
==============================================================================================================

Total Domestic Common Stocks & Other Equity
Interests (Cost $374,500,604)                                                                      385,781,575
==============================================================================================================

MONEY MARKET FUNDS--1.37%
Premier Portfolio-Institutional Class (Cost $5,395,467  (c)                  5,395,467               5,395,467
==============================================================================================================

TOTAL INVESTMENTS--99.16% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $379,896,071)                                                            391,177,042
==============================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.24%
Premier Portfolio-Institutional Class                   (c)(d)               8,840,132               8,840,132
==============================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $8,840,132)                                                 8,840,132
==============================================================================================================

TOTAL INVESTMENTS--101.40%
(Cost $388,736,203)                                                                                400,017,174
==============================================================================================================
OTHER ASSETS LESS LIABILITIES--(1.40%)                                                              (5,527,176)
==============================================================================================================
NET ASSETS--100.00%                                                                              $ 394,489,998
==============================================================================================================

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at October 31, 2005.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended October 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                  CHANGE IN
                                                                  UNREALIZED
                       VALUE      PURCHASES       PROCEEDS       APPRECIATION       VALUE        DIVIDEND      REALIZED
FUND                 07/31/05      AT COST       FROM SALES     (DEPRECIATION)     10/31/05       INCOME      GAIN (LOSS)
=========================================================================================================================
Premier
Portfolio-
Institutional
Class            $  40,793,489  $  80,079,197  $ (115,477,219)  $       --       $  5,395,467   $   183,701   $      --
=========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                  CHANGE IN
                                                                  UNREALIZED
                     VALUE        PURCHASES       PROCEEDS       APPRECIATION       VALUE        DIVIDEND      REALIZED
FUND               07/31/05        AT COST       FROM SALES     (DEPRECIATION)     10/31/05       INCOME*     GAIN (LOSS)
=========================================================================================================================
Premier
Portfolio-
Institutional
Class            $  18,334,224  $ 114,483,364  $ (123,977,456)  $       --       $  8,840,132   $   33,455    $      --
=========================================================================================================================
   TOTAL         $  59,127,713  $ 194,562,561  $ (239,454,675)  $       --       $ 14,235,599   $  217,156    $      --
=========================================================================================================================

*     Net of compensation to counterparties

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At October 31, 2005, securities with an aggregate value of $8,867,617 were on loan to brokers. The loans were secured by cash collateral of $8,840,132 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended October 31, 2005, the Fund received dividends on cash collateral of $33,455 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                                                         CALL OPTION CONTRACTS
                                                   NUMBER OF              PREMIUMS
                                                   CONTRACTS              RECEIVED
                                                   ---------              --------
Beginning of period                                  3,921               $  514,313
-----------------------------------------------------------------------------------
Written                                              1,373                  152,645
-----------------------------------------------------------------------------------
Closed                                              (1,100)                (140,421)
-----------------------------------------------------------------------------------
Exercised                                           (3,345)                (102,033)
-----------------------------------------------------------------------------------
Expired                                               (849)                (424,504)
-----------------------------------------------------------------------------------
End of period                                           --               $       --
===================================================================================

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $171,863,088 and $182,849,368, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                          $  31,388,411
-------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (20,511,659)
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                $  10,876,752
=================================================================================================
Cost of investments for tax purposes is $389,140,422.

                             AIM S&P 500 INDEX FUND
          Quarterly Schedule of Portfolio Holdings o October 31, 2005



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com          I-SPI-QTR-1 10/05               A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)

                                                                                             SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--96.86%
ADVERTISING--0.17%
Interpublic Group of Cos., Inc. (The)                                (a)                     8,524                  $    88,053
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                           3,670                      304,463
====================================================================================================================================
                                                                                                                        392,516
====================================================================================================================================

AEROSPACE & DEFENSE--2.11%
Boeing Co. (The)                                                                            16,543                    1,069,340
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                       4,051                      471,131
------------------------------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                               2,449                       88,335
------------------------------------------------------------------------------------------------------------------------------------
Honeywell International Inc.                                                                17,239                      589,574
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                            2,391                      186,068
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                        7,335                      444,208
------------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                       7,211                      386,870
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                 9,098                      336,171
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                       3,561                      163,165
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                   20,659                    1,059,394
====================================================================================================================================
                                                                                                                      4,794,256
====================================================================================================================================

AGRICULTURAL PRODUCTS--0.14%
Archer-Daniels-Midland Co.                                                                  13,114                      319,588
====================================================================================================================================

AIR FREIGHT & LOGISTICS--0.99%
FedEx Corp.                                                                                  6,104                      561,141
------------------------------------------------------------------------------------------------------------------------------------
Ryder System, Inc.                                                                           1,296                       51,412
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc.-Class B                                                         22,322                    1,628,167
====================================================================================================================================
                                                                                                                      2,240,720
====================================================================================================================================

AIRLINES--0.10%
Southwest Airlines Co.                                                                      13,966                      223,596
====================================================================================================================================

ALUMINUM--0.19%
Alcoa Inc.                                                                                  17,587                      427,188
====================================================================================================================================

APPAREL RETAIL--0.24%
Gap, Inc. (The)                                                                             11,682                      201,865
------------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                                         7,038                      140,830
------------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                         9,416                      202,726
====================================================================================================================================
                                                                                                                        545,421
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.21%
Coach, Inc.                                                          (a)                     7,662                      246,563
------------------------------------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                                    2,388                       65,145
------------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                          2,149                       75,645
------------------------------------------------------------------------------------------------------------------------------------
V. F. Corp.                                                                                  1,799                       93,998
====================================================================================================================================
                                                                                                                        481,351
====================================================================================================================================


I-SPI-QTR-1                            F-1

                                                                                           SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
APPLICATION SOFTWARE--0.33%
Autodesk, Inc.                                                                               4,626                  $   208,771
------------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.                                                 (a)                     3,451                       95,144
------------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.                                                      (a)                     7,822                       63,280
------------------------------------------------------------------------------------------------------------------------------------
Intuit Inc.                                                          (a)                     3,671                      168,609
------------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                            (a)                     1,745                       60,709
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.                                          (a)                     5,489                       35,733
------------------------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.                                                                        10,529                      108,975
====================================================================================================================================
                                                                                                                        741,221
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.92%
Amerprise Financial, Inc.                                            (a)                     5,003                      186,212
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                            15,693                      491,034
------------------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                                                            1,706                       59,727
------------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                     2,992                      264,403
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group Inc.                                                                     4,492                       78,835
------------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                       8,429                      267,115
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                         3,741                      200,518
------------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                           6,670                      368,384
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group Inc.                                                                     2,615                      171,335
====================================================================================================================================
                                                                                                                      2,087,563
====================================================================================================================================

AUTO PARTS & EQUIPMENT--0.14%
Dana Corp.                                                                                   3,075                       23,093
------------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                       3,880                      264,034
------------------------------------------------------------------------------------------------------------------------------------
Visteon Corp.                                                        (a)                     2,609                       21,733
====================================================================================================================================
                                                                                                                        308,860
====================================================================================================================================

AUTOMOBILE MANUFACTURERS--0.27%
Ford Motor Co.                                                                              37,358                      310,819
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                        11,400                      312,360
====================================================================================================================================
                                                                                                                        623,179
====================================================================================================================================

AUTOMOTIVE RETAIL--0.07%
AutoNation, Inc.                                                     (a)                     3,634                       72,244
------------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.                                                       (a)                     1,120                       90,608
====================================================================================================================================
                                                                                                                        162,852
====================================================================================================================================

BIOTECHNOLOGY--1.47%
Amgen Inc.                                                           (a)                    24,874                    1,884,454
------------------------------------------------------------------------------------------------------------------------------------
Applera Corp.-Applied Biosystems Group                                                       3,907                       94,823
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.                                                     (a)                     6,825                      277,300
------------------------------------------------------------------------------------------------------------------------------------
Chiron                                                               (a)                     2,195                       96,887
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                                        (a)                     5,173                      374,008
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                                (a)                     9,191                      434,275
------------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.                                                      (a)                     4,965                      173,676
====================================================================================================================================
                                                                                                                      3,335,423
====================================================================================================================================

BREWERS--0.32%
Anheuser-Busch Cos., Inc.                                                                   15,659                      646,090
------------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co.-Class B                                                             1,152                       71,078
====================================================================================================================================
                                                                                                                        717,168
====================================================================================================================================


I-SPI-QTR-1                            F-2


                                                                                            SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--0.74%
Clear Channel Communications, Inc.                                                          10,939                  $   332,764
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp.-Class A                                                (a)                    44,272                    1,232,090
------------------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A                                (a)                     4,640                      121,290
====================================================================================================================================
                                                                                                                      1,686,144
====================================================================================================================================

BUILDING PRODUCTS--0.17%
American Standard Cos. Inc.                                                                  3,696                      140,596
------------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                  8,689                      247,636
====================================================================================================================================
                                                                                                                        388,232
====================================================================================================================================

CASINOS & GAMING--0.18%
Harrah's Entertainment, Inc.                                                                 3,700                      223,776
------------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                6,908                      182,993
====================================================================================================================================
                                                                                                                        406,769
====================================================================================================================================

COMMERCIAL PRINTING--0.07%
Donnelley (R.R.) & Sons Co.                                                                  4,327                      151,532
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.68%
ADC Telecommunications, Inc.                                         (a)                     2,369                       41,339
------------------------------------------------------------------------------------------------------------------------------------
Andrew Corp.                                                         (a)                     3,316                       35,216
------------------------------------------------------------------------------------------------------------------------------------
Avaya Inc.                                                           (a)                     8,549                       98,484
------------------------------------------------------------------------------------------------------------------------------------
Ciena Corp.                                                          (a)                    11,651                       27,613
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                  (a)                   128,842                    2,248,293
------------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                            (a)                     4,066                      102,057
------------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                                                         (a)                    29,677                      596,211
------------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                                   (a)                    33,227                       69,777
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.                                             (a)                    89,612                      255,394
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                              49,778                    1,103,080
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                               32,870                    1,306,911
------------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                     3,117                      110,466
------------------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.                                                        (a)                     9,021                       86,241
====================================================================================================================================
                                                                                                                      6,081,082
====================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.21%
Best Buy Co., Inc.                                                                           8,160                      361,162
------------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                    3,315                       58,974
------------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                             2,686                       59,361
====================================================================================================================================
                                                                                                                        479,497
====================================================================================================================================

COMPUTER HARDWARE--3.15%
Apple Computer, Inc.                                                 (a)                    16,729                      963,423
------------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                            (a)                    48,334                    1,540,888
------------------------------------------------------------------------------------------------------------------------------------
Gateway, Inc.                                                        (a)                     5,312                       15,139
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                         57,760                    1,619,590
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                       32,172                    2,634,243
------------------------------------------------------------------------------------------------------------------------------------
NCR Corp.                                                            (a)                     3,744                      113,144
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                               (a)                    68,749                      274,996
====================================================================================================================================
                                                                                                                      7,161,423
====================================================================================================================================


I-SPI-QTR-1                            F-3

                                                                                            SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--0.46%
EMC Corp.                                                            (a)                    48,600                  $   678,456
------------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A                                  (a)                     2,392                       99,316
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.                                              (a)                     7,416                      202,902
------------------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                                         (a)                     1,799                       54,258
====================================================================================================================================
                                                                                                                      1,034,932
====================================================================================================================================

CONSTRUCTION & ENGINEERING--0.05%
Fluor Corp.                                                                                  1,747                      111,109
====================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.60%
Caterpillar Inc.                                                                            13,643                      717,485
------------------------------------------------------------------------------------------------------------------------------------
Cummins Inc.                                                                                   936                       79,906
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                  4,881                      296,179
------------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp.                                         (a)                     1,242                       34,180
------------------------------------------------------------------------------------------------------------------------------------
PACCAR Inc.                                                                                  3,442                      241,009
====================================================================================================================================
                                                                                                                      1,368,759
====================================================================================================================================

CONSTRUCTION MATERIALS--0.06%
Vulcan Materials Co.                                                                         2,061                      133,965
====================================================================================================================================

CONSUMER FINANCE--1.24%
American Express Co.                                                                        25,017                    1,245,096
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                  5,819                      444,281
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                  25,358                      648,404
------------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                    8,417                      467,396
====================================================================================================================================
                                                                                                                      2,805,177
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.00%
Affiliated Computer Services, Inc.-Class A                           (a)                     2,531                      136,952
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                             11,696                      545,735
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                                              (a)                     3,745                      191,931
------------------------------------------------------------------------------------------------------------------------------------
Convergys Corp.                                                      (a)                     2,870                       46,637
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                               10,461                      243,846
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                            15,554                      629,159
------------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.                                                         (a)                     3,788                      165,460
------------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                6,713                      260,196
------------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.-Class A                                                                 2,664                       52,028
====================================================================================================================================
                                                                                                                      2,271,944
====================================================================================================================================

DEPARTMENT STORES--0.59%
------------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc.-Class A                                                                      1,296                       26,840
------------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                            5,344                      327,961
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                                        5,047                      258,406
------------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                         (a)                     6,947                      334,359
------------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                              4,463                      154,643
------------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp.                                                 (a)                     2,059                      247,595
====================================================================================================================================
                                                                                                                      1,349,804
====================================================================================================================================

DISTILLERS & VINTNERS--0.09%
Brown-Forman Corp.-Class B                                                                   1,671                      105,841
------------------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc.-Class A                                   (a)                     3,975                       93,571
====================================================================================================================================
                                                                                                                        199,412
====================================================================================================================================


I-SPI-QTR-1                            F-4

                                                                                            SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.07%
Genuine Parts Co.                                                                            3,508                  $   155,650
====================================================================================================================================

DIVERSIFIED BANKS--3.74%
Bank of America Corp.                                                                       81,005                    3,543,159
------------------------------------------------------------------------------------------------------------------------------------
Comerica Inc.                                                                                3,371                      194,776
------------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                36,846                    1,089,905
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                              31,800                    1,606,536
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                           34,031                    2,048,666
====================================================================================================================================
                                                                                                                      8,483,042
====================================================================================================================================

DIVERSIFIED CHEMICALS--0.96%
Ashland Inc.                                                                                 1,494                       79,944
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                      19,446                      891,794
------------------------------------------------------------------------------------------------------------------------------------
du Pont (E.I.) de Nemours and Co.                                                           20,054                      836,051
------------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                         1,641                       86,579
------------------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                              2,388                       64,954
------------------------------------------------------------------------------------------------------------------------------------
Hercules Inc.                                                        (a)                     2,236                       24,909
------------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                         3,424                      205,337
====================================================================================================================================
                                                                                                                      2,189,568
====================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.25%
Cendant Corp.                                                                               21,094                      367,457
------------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                                 2,781                      112,825
------------------------------------------------------------------------------------------------------------------------------------
Equifax Inc.                                                                                 2,643                       91,104
====================================================================================================================================
                                                                                                                        571,386
====================================================================================================================================

DIVERSIFIED METALS & MINING--0.18%
Freeport-McMoRan Copper & Gold, Inc.-Class B                                                 3,558                      175,836
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                           1,953                      235,278
====================================================================================================================================
                                                                                                                        411,114
====================================================================================================================================

DRUG RETAIL--0.59%
CVS Corp.                                                                                   16,388                      400,031
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                20,611                      936,358
====================================================================================================================================
                                                                                                                      1,336,389
====================================================================================================================================

EDUCATION SERVICES--0.08%
Apollo Group, Inc.-Class A                                           (a)                     2,947                      185,720
====================================================================================================================================

ELECTRIC UTILITIES--1.57%
Allegheny Energy, Inc.                                               (a)                     3,318                       93,767
------------------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                            7,925                      300,833
------------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                4,027                      160,677
------------------------------------------------------------------------------------------------------------------------------------
Edison International                                                                         6,567                      287,372
------------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                4,198                      296,883
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                13,518                      703,342
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                            6,648                      315,780
------------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                              7,942                      341,983
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                                  1,990                       83,102
------------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                    7,650                      239,751
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                        5,064                      220,740
------------------------------------------------------------------------------------------------------------------------------------
Southern Co. (The)                                                                          15,055                      526,774
====================================================================================================================================
                                                                                                                      3,571,004
====================================================================================================================================


I-SPI-QTR-1                            F-5

                                                                                            SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.43%
American Power Conversion Corp.                                                              3,446                  $    73,710
------------------------------------------------------------------------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                                                              1,866                      132,281
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                         8,327                      579,143
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                    3,660                      194,529
====================================================================================================================================
                                                                                                                        979,663
====================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.18%
Agilent Technologies, Inc.                                           (a)                     9,962                      318,884
------------------------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                                    4,907                       40,728
------------------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                              1,702                       39,112
====================================================================================================================================
                                                                                                                        398,724
====================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.13%
Jabil Circuit, Inc.                                                  (a)                     3,466                      103,460
------------------------------------------------------------------------------------------------------------------------------------
Molex Inc.                                                                                   2,920                       73,905
------------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.                                                    (a)                    10,596                       38,675
------------------------------------------------------------------------------------------------------------------------------------
Solectron Corp.                                                      (a)                    19,600                       69,188
====================================================================================================================================
                                                                                                                        285,228
====================================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.16%
Allied Waste Industries, Inc.                                        (a)                     4,397                       35,792
------------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                      11,349                      334,909
====================================================================================================================================
                                                                                                                        370,701
====================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.15%
Monsanto Co.                                                                                 5,415                      341,199
====================================================================================================================================

FOOD DISTRIBUTORS--0.18%
Sysco Corp.                                                                                 12,761                      407,204
====================================================================================================================================

FOOD RETAIL--0.34%
Albertson's, Inc.                                                                            7,426                      186,467
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                                     (a)                    14,595                      290,440
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                                                 9,045                      210,387
------------------------------------------------------------------------------------------------------------------------------------
SUPERVALU Inc.                                                                               2,738                       86,055
====================================================================================================================================
                                                                                                                        773,349
====================================================================================================================================

FOOTWEAR--0.17%
NIKE, Inc.-Class B                                                                           3,849                      323,508
------------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                    1,058                       60,359
====================================================================================================================================
                                                                                                                        383,867
====================================================================================================================================

FOREST PRODUCTS--0.16%
Louisiana-Pacific Corp.                                                                      2,195                       54,721
------------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                             4,949                      313,470
====================================================================================================================================
                                                                                                                        368,191
====================================================================================================================================

GAS UTILITIES--0.03%
Nicor Inc.                                                                                     874                       34,261
------------------------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp.                                                                           754                       28,049
====================================================================================================================================
                                                                                                                         62,310
====================================================================================================================================


I-SPI-QTR-1                            F-6

                                                                                            SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--0.53%
Big Lots, Inc.                                                       (a)                     2,318                  $    26,819
------------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp.                                                                         6,470                      125,777
------------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                   3,102                       68,678
------------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                17,834                      993,175
====================================================================================================================================
                                                                                                                      1,214,449
====================================================================================================================================

GOLD--0.17%
Newmont Mining Corp.                                                                         8,995                      383,187
====================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.48%
AmerisourceBergen Corp.                                                                      2,087                      159,175
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                        8,604                      537,836
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                               6,215                      282,347
------------------------------------------------------------------------------------------------------------------------------------
Patterson Cos. Inc.                                                  (a)                     2,781                      115,078
====================================================================================================================================
                                                                                                                      1,094,436
====================================================================================================================================

HEALTH CARE EQUIPMENT--2.01%
Bard (C.R.), Inc.                                                                            2,121                      132,308
------------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc.                                                                   12,549                      479,748
------------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson and Co.                                                                    5,038                      255,678
------------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                 5,030                      175,195
------------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.                                              (a)                    11,904                      299,028
------------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                                 (a)                     2,463                      139,159
------------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                6,652                      419,076
------------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc.                                                        (a)                     3,230                      128,715
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                             24,415                    1,383,354
------------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                            2,667                       58,861
------------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                                               (a)                     7,349                      353,266
------------------------------------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                                5,856                      240,506
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.                                                (a)                     3,287                       99,235
------------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                                         (a)                     2,307                       83,513
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.                                                (a)                     4,990                      318,212
====================================================================================================================================
                                                                                                                      4,565,854
====================================================================================================================================

HEALTH CARE FACILITIES--0.30%
HCA Inc.                                                                                     9,111                      439,059
------------------------------------------------------------------------------------------------------------------------------------
Health Management Associates, Inc.-Class A                                                   4,982                      106,665
------------------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                             1,566                       58,333
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                               (a)                     9,445                       79,527
====================================================================================================================================
                                                                                                                        683,584
====================================================================================================================================

HEALTH CARE SERVICES--0.64%
Caremark Rx, Inc.                                                    (a)                     9,084                      476,002
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                                                (a)                     2,995                      225,853
------------------------------------------------------------------------------------------------------------------------------------
IMS Health Inc.                                                                              4,587                      106,556
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings                                 (a)                     2,723                      131,385
------------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.                                         (a)                     6,135                      346,627
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                                                       3,354                      156,665
====================================================================================================================================
                                                                                                                      1,443,088
====================================================================================================================================

HEALTH CARE SUPPLIES--0.06%
Bausch & Lomb Inc.                                                                           1,083                       80,348
------------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.                                                      (a)                     1,038                       63,546
====================================================================================================================================
                                                                                                                        143,894
====================================================================================================================================


I-SPI-QTR-1                            F-7

                                                                                            SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOME ENTERTAINMENT SOFTWARE--0.15%
Electronic Arts Inc.                                                 (a)                     6,118                  $   347,992
====================================================================================================================================

HOME FURNISHINGS--0.03%
Leggett & Platt, Inc.                                                                        3,755                       75,250
====================================================================================================================================

HOME IMPROVEMENT RETAIL--1.24%
Home Depot, Inc. (The)                                                                      43,150                    1,770,876
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                           15,717                      955,122
------------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co. (The)                                                                   2,294                       97,610
====================================================================================================================================
                                                                                                                      2,823,608
====================================================================================================================================

HOMEBUILDING--0.33%
Centex Corp.                                                                                 2,586                      166,409
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                            5,487                      168,396
------------------------------------------------------------------------------------------------------------------------------------
KB HOME                                                                                      1,548                      101,162
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp.-Class A                                                                         2,699                      150,010
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                            4,324                      163,404
====================================================================================================================================
                                                                                                                        749,381
====================================================================================================================================

HOMEFURNISHING RETAIL--0.11%
Bed Bath & Beyond Inc.                                               (a)                     5,961                      241,540
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.45%
Carnival Corp.                                                       (b)                     8,700                      432,129
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                          6,604                      128,448
------------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                                                         3,450                      205,689
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                            (c)                     4,387                      256,332
====================================================================================================================================
                                                                                                                      1,022,598
====================================================================================================================================

HOUSEHOLD APPLIANCES--0.17%
Black & Decker Corp. (The)                                                                   1,621                      133,133
------------------------------------------------------------------------------------------------------------------------------------
Maytag Corp.                                                                                 1,589                       27,363
------------------------------------------------------------------------------------------------------------------------------------
Snap-on Inc.                                                                                 1,164                       41,927
------------------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                          1,462                       70,074
------------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                              1,345                      105,582
====================================================================================================================================
                                                                                                                        378,079
====================================================================================================================================

HOUSEHOLD PRODUCTS--2.27%
Clorox Co. (The)                                                                             3,052                      165,174
------------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                       10,471                      554,544
------------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                         9,601                      545,721
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                  69,257                    3,877,699
====================================================================================================================================
                                                                                                                      5,143,138
====================================================================================================================================

HOUSEWARES & SPECIALTIES--0.15%
Fortune Brands, Inc.                                                                         2,942                      223,504
------------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid Inc.                                                                       5,551                      127,617
====================================================================================================================================
                                                                                                                        351,121
====================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.09%
Monster Worldwide Inc.                                               (a)                     2,488                       81,631
------------------------------------------------------------------------------------------------------------------------------------
Robert Half International Inc.                                                               3,412                      125,835
====================================================================================================================================
                                                                                                                        207,466
====================================================================================================================================


I-SPI-QTR-1                            F-8

                                                                                            SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS--1.26%
Costco Wholesale Corp.                                                                       9,660                  $   467,158
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                       50,354                    2,382,248
====================================================================================================================================
                                                                                                                      2,849,406
====================================================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.64%
AES Corp. (The)                                                      (a)                    13,167                      209,224
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                                                        (a)                    11,449                       27,249
------------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group                                                                   3,587                      196,568
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                           18,676                      494,540
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Inc.-Class A                                                  (a)                     5,774                       25,637
------------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                    4,846                      488,234
====================================================================================================================================
                                                                                                                      1,441,452
====================================================================================================================================

INDUSTRIAL CONGLOMERATES--4.27%
3M Co.                                                                                      15,423                    1,171,840
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                       213,724                    7,247,381
------------------------------------------------------------------------------------------------------------------------------------
Textron Inc.                                                                                 2,695                      194,148
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                     40,802                    1,076,765
====================================================================================================================================
                                                                                                                      9,690,134
====================================================================================================================================

INDUSTRIAL GASES--0.25%
Air Products and Chemicals, Inc.                                                             4,468                      255,748
------------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                6,517                      322,005
====================================================================================================================================
                                                                                                                        577,753
====================================================================================================================================

INDUSTRIAL MACHINERY--0.71%
Danaher Corp.                                                                                4,789                      249,507
------------------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                  4,081                      159,077
------------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                  2,984                      175,549
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                     4,207                      356,585
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A (Bermuda)                                                    6,799                      256,934
------------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                         1,868                      189,789
------------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                   2,506                       65,557
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                        2,412                      151,184
====================================================================================================================================
                                                                                                                      1,604,182
====================================================================================================================================

INSURANCE BROKERS--0.23%
Aon Corp.                                                                                    6,420                      217,317
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                 10,790                      314,528
====================================================================================================================================
                                                                                                                        531,845
====================================================================================================================================

INTEGRATED OIL & GAS--5.73%
Amerada Hess Corp.                                                                           1,609                      201,286
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                               45,400                    2,590,978
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                              28,062                    1,834,694
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                          127,118                    7,136,405
------------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                           7,378                      443,860
------------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                             3,308                      154,980
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                   8,059                      635,694
====================================================================================================================================
                                                                                                                     12,997,897
====================================================================================================================================


I-SPI-QTR-1                            F-9

                                                                                            SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--2.17%
AT&T Corp.                                                                                  16,168                  $   319,803
------------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                             36,941                      961,205
------------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                             2,599                       85,065
------------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                  6,917                       84,664
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International Inc.                              (a)                    30,745                      134,048
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc.                                                                     66,610                    1,588,648
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.                                                                 55,748                    1,756,619
====================================================================================================================================
                                                                                                                      4,930,052
====================================================================================================================================

INTERNET RETAIL--0.39%
eBay Inc.                                                            (a)                    22,381                      886,288
====================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.41%
Yahoo! Inc.                                                          (a)                    25,280                      934,602
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.18%
Bear Stearns Cos. Inc. (The)                                                                 2,266                      239,743
------------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.                                              (a)                     7,470                      138,568
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                              9,373                    1,184,466
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                                5,477                      655,433
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                   18,675                    1,209,019
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                              21,896                    1,191,361
------------------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                                                                20,951                      318,455
====================================================================================================================================
                                                                                                                      4,937,045
====================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.02%
Unisys Corp.                                                         (a)                     6,864                       35,075
====================================================================================================================================

LEISURE PRODUCTS--0.12%
Brunswick Corp.                                                                              1,960                       74,735
------------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                 3,607                       67,956
------------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                 8,152                      120,242
====================================================================================================================================
                                                                                                                        262,933
====================================================================================================================================

LIFE & HEALTH INSURANCE--1.12%
AFLAC Inc.                                                                                  10,113                      483,199
------------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                        2,716                      149,054
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                       3,476                      175,920
------------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                               15,250                      753,502
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                  10,338                      752,503
------------------------------------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                                              2,102                      111,049
------------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                          6,004                      121,821
====================================================================================================================================
                                                                                                                      2,547,048
====================================================================================================================================

MANAGED HEALTH CARE--1.56%
Aetna Inc.                                                                                   5,851                      518,165
------------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                  2,591                      300,219
------------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.                                           (a)                     3,244                      175,144
------------------------------------------------------------------------------------------------------------------------------------
Humana Inc.                                                          (a)                     3,273                      145,288
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                     25,465                    1,474,169
------------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                                      (a)                    12,370                      923,792
====================================================================================================================================
                                                                                                                      3,536,777
====================================================================================================================================


I-SPI-QTR-1                           F-10

                                                                                            SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
METAL & GLASS CONTAINERS--0.06%
Ball Corp.                                                                                   2,199                  $    86,575
------------------------------------------------------------------------------------------------------------------------------------
Pactiv Corp.                                                         (a)                     3,026                       59,612
====================================================================================================================================
                                                                                                                        146,187
====================================================================================================================================

MOTORCYCLE MANUFACTURERS--0.12%
Harley-Davidson, Inc.                                                                        5,531                      273,950
====================================================================================================================================

MOVIES & ENTERTAINMENT--1.92%
News Corp.-Class A                                                                          49,387                      703,765
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.                                                                            94,639                    1,687,413
------------------------------------------------------------------------------------------------------------------------------------
Viacom Inc.-Class B                                                                         31,932                      988,934
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                       40,529                      987,692
====================================================================================================================================
                                                                                                                      4,367,804
====================================================================================================================================

MULTI-LINE INSURANCE--1.82%
American International Group, Inc.                                                          52,319                    3,390,271
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                                6,036                      481,371
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                  2,732                      254,021
====================================================================================================================================
                                                                                                                      4,125,663
====================================================================================================================================

MULTI-UTILITIES--1.12%
Ameren Corp.                                                                                 4,126                      217,028
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                                     6,239                       82,604
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                     (a)                     4,432                       66,081
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison, Inc.                                                                    4,925                      224,087
------------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                     6,869                      522,594
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                               3,584                      154,829
------------------------------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                                3,524                      121,825
------------------------------------------------------------------------------------------------------------------------------------
NiSource Inc.                                                                                5,492                      129,886
------------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                   7,520                      273,578
------------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                                                         4,827                      303,570
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                5,172                      229,120
------------------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc.                                                                            4,198                       72,625
------------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                            8,118                      148,803
====================================================================================================================================
                                                                                                                      2,546,630
====================================================================================================================================

OFFICE ELECTRONICS--0.12%
Xerox Corp.                                                          (a)                    19,343                      262,485
====================================================================================================================================

OFFICE SERVICES & SUPPLIES--0.14%
Avery Dennison Corp.                                                                         2,226                      126,103
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.                                                                            4,613                      194,115
====================================================================================================================================
                                                                                                                        320,218
====================================================================================================================================

OIL & GAS DRILLING--0.37%
Nabors Industries Ltd.                                               (a)                     3,173                      217,763
------------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                  2,755                      177,367
------------------------------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                                                             2,194                       72,380
------------------------------------------------------------------------------------------------------------------------------------
Transocean Inc.                                                      (a)                     6,627                      380,986
====================================================================================================================================
                                                                                                                        848,496
====================================================================================================================================


I-SPI-QTR-1                           F-11

                                                                                            SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--1.18%
Baker Hughes Inc.                                                                            6,867                  $   377,410
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                              6,513                      226,327
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                             10,247                      605,598
------------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                                          (a)                     3,507                      219,082
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                           11,859                    1,076,441
------------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.                                       (a)                     2,789                      174,591
====================================================================================================================================
                                                                                                                      2,679,449
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.24%
Anadarko Petroleum Corp.                                                                     4,767                      432,415
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                 6,628                      423,065
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources Inc.                                                                    7,681                      554,722
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                           9,136                      551,632
------------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                          4,839                      327,987
------------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                             2,324                      197,633
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                             7,282                      316,476
====================================================================================================================================
                                                                                                                      2,803,930
====================================================================================================================================

OIL & GAS REFINING & MARKETING--0.38%
Sunoco, Inc.                                                                                 2,752                      205,024
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                          6,160                      648,278
====================================================================================================================================
                                                                                                                        853,302
====================================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.26%
El Paso Corp.                                                                               13,291                      157,631
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                          1,925                      174,982
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                   11,534                      257,208
====================================================================================================================================
                                                                                                                        589,821
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.37%
Citigroup Inc.                                                                             104,234                    4,771,833
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                        70,822                    2,593,502
------------------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc.                                                              5,638                      279,814
====================================================================================================================================
                                                                                                                      7,645,149
====================================================================================================================================

PACKAGED FOODS & MEATS--0.92%
Campbell Soup Co.                                                                            3,727                      108,456
------------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                         10,440                      242,939
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                          7,378                      356,062
------------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                             6,871                      243,920
------------------------------------------------------------------------------------------------------------------------------------
Hershey Co. (The)                                                                            3,699                      210,214
------------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                  5,163                      228,050
------------------------------------------------------------------------------------------------------------------------------------
McCormick & Co., Inc.                                                                        2,698                       81,722
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                              15,816                      282,316
------------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc.-Class A                                                                    5,071                       90,264
------------------------------------------------------------------------------------------------------------------------------------
Wrigley Jr. (Wm.) Co.                                                                        3,623                      251,798
====================================================================================================================================
                                                                                                                      2,095,741
====================================================================================================================================

PAPER PACKAGING--0.10%
Bemis Co., Inc.                                                                              2,197                       58,045
------------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.                                                     (a)                     1,657                       83,364
------------------------------------------------------------------------------------------------------------------------------------
Temple-Inland Inc.                                                                           2,276                       83,825
====================================================================================================================================
                                                                                                                        225,234
====================================================================================================================================


I-SPI-QTR-1                           F-12

                                                                                            SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
PAPER PRODUCTS--0.24%
Georgia-Pacific Corp.                                                                        5,251                  $   170,815
------------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                      9,888                      288,532
------------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                           3,691                       96,778
====================================================================================================================================
                                                                                                                        556,125
====================================================================================================================================

PERSONAL PRODUCTS--0.14%
Alberto-Culver Co.                                                                           1,519                       65,940
------------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                          9,490                      256,135
====================================================================================================================================
                                                                                                                        322,075
====================================================================================================================================

PHARMACEUTICALS--6.21%
Abbott Laboratories                                                                         31,337                    1,349,058
------------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                               2,635                      235,305
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                    39,431                      834,754
------------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                                            (a)                     6,851                      259,721
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                           59,972                    3,755,447
------------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.                                           (a)                     4,886                       75,391
------------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) and Co.                                                                         22,858                    1,138,100
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                            44,264                    1,249,130
------------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories Inc.                                                                      4,418                       84,870
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                148,597                    3,230,499
------------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                       29,764                      605,400
------------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.                                         (a)                     2,100                       72,576
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                       27,038                    1,204,813
====================================================================================================================================
                                                                                                                     14,095,064
====================================================================================================================================

PHOTOGRAPHIC PRODUCTS--0.06%
Eastman Kodak Co.                                                                            5,789                      126,779
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.44%
ACE Ltd.                                                                                     6,389                      332,867
------------------------------------------------------------------------------------------------------------------------------------
Allstate Corp. (The)                                                                        13,235                      698,676
------------------------------------------------------------------------------------------------------------------------------------
Ambac Financial Group, Inc.                                                                  2,144                      151,988
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp. (The)                                                                            3,997                      371,601
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                                   3,523                      149,904
------------------------------------------------------------------------------------------------------------------------------------
MBIA Inc.                                                                                    2,701                      157,306
------------------------------------------------------------------------------------------------------------------------------------
Progressive Corp. (The)                                                                      3,974                      460,229
------------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                 2,524                      140,587
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                         13,617                      613,174
------------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                                                            2,829                      181,226
====================================================================================================================================
                                                                                                                      3,257,558
====================================================================================================================================

PUBLISHING--0.48%
Dow Jones & Co., Inc.                                                                        1,185                       40,183
------------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                            4,918                      308,162
------------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                          1,398                       74,625
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                                 7,535                      368,763
------------------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                 844                       42,116
------------------------------------------------------------------------------------------------------------------------------------
New York Times Co. (The)-Class A                                                             2,927                       79,731
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                  5,344                      168,389
====================================================================================================================================
                                                                                                                      1,081,969
====================================================================================================================================


I-SPI-QTR-1                           F-13

                                                                                            SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
RAILROADS--0.60%
Burlington Northern Santa Fe Corp.                                                           7,527                  $   467,126
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                    4,388                      201,014
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                       8,154                      327,791
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                          5,317                      367,830
====================================================================================================================================
                                                                                                                      1,363,761
====================================================================================================================================

REAL ESTATE--0.73%
Apartment Investment & Management Co.-Class A                                                1,924                       73,882
------------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust                                                                        4,276                      173,477
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                               8,276                      254,901
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential                                                                           5,788                      227,179
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                                                                  3,708                      144,241
------------------------------------------------------------------------------------------------------------------------------------
ProLogis                                                                                     4,983                      214,269
------------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.                                                                         1,665                      110,223
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                   3,690                      264,278
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                                         2,375                      192,375
====================================================================================================================================
                                                                                                                      1,654,825
====================================================================================================================================

REGIONAL BANKS--1.83%
AmSouth Bancorp.                                                                             7,090                      178,881
------------------------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                  11,037                      467,307
------------------------------------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                                     2,506                      122,193
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                         11,211                      450,346
------------------------------------------------------------------------------------------------------------------------------------
First Horizon National Corp.                                                                 2,546                       98,479
------------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares Inc.                                                                   4,700                      109,322
------------------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                      8,251                      266,012
------------------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                               1,627                      175,033
------------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                                      4,176                      179,401
------------------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                         11,464                      369,485
------------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                                    9,644                      244,379
------------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                           5,861                      355,821
------------------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                                      9,287                      302,292
------------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                         7,308                      529,684
------------------------------------------------------------------------------------------------------------------------------------
Synovus Financial Corp.                                                                      6,284                      172,621
------------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp.                                                                               1,815                      133,348
====================================================================================================================================
                                                                                                                      4,154,604
====================================================================================================================================

RESTAURANTS--0.76%
Darden Restaurants, Inc.                                                                     2,707                       87,761
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                            25,203                      796,415
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.                                                      (a)                    15,490                      438,057
------------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                  2,328                      108,764
------------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                            5,737                      291,841
====================================================================================================================================
                                                                                                                      1,722,838
====================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.37%
Applied Materials, Inc.                                                                     32,710                      535,790
------------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                             3,998                      185,067
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                               (a)                     2,834                       61,951
------------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                                       (a)                     3,977                       53,849
====================================================================================================================================
                                                                                                                        836,657
====================================================================================================================================


I-SPI-QTR-1                           F-14

                                                                                            SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS--2.63%
Advanced Micro Devices, Inc.                                         (a)                     8,030                  $   186,457
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                                                         (a)                     7,510                      125,042
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                         7,507                      261,093
------------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.                                         (a)                     6,170                       15,055
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.-Class A                                               (a)                     5,694                      241,767
------------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B                                 (a)                     8,166                      195,004
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                122,841                    2,886,764
------------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                      6,184                      205,371
------------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.                                                      (a)                     7,876                       63,874
------------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                              6,609                      229,200
------------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.                                              (a)                    12,420                      161,336
------------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                 6,913                      156,441
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                                         (a)                     3,400                      114,070
------------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.                                                     (a)                     3,673                       26,078
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                      32,721                      934,185
------------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                 7,048                      168,800
====================================================================================================================================
                                                                                                                      5,970,537
====================================================================================================================================

SOFT DRINKS--1.75%
Coca-Cola Co. (The)                                                                         41,861                    1,790,814
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises Inc.                                                                   6,075                      114,818
------------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                             2,798                       79,547
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                               33,664                    1,988,869
====================================================================================================================================
                                                                                                                      3,974,048
====================================================================================================================================

SPECIALIZED CONSUMER SERVICES--0.07%
H&R Block, Inc.                                                                              6,546                      162,734
====================================================================================================================================

SPECIALIZED FINANCE--0.20%
CIT Group Inc.                                                                               4,065                      185,892
------------------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                                5,094                      271,306
====================================================================================================================================
                                                                                                                        457,198
====================================================================================================================================

SPECIALTY CHEMICALS--0.17%
Ecolab Inc.                                                                                  3,711                      122,760
------------------------------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances Inc.                                                      1,645                       54,269
------------------------------------------------------------------------------------------------------------------------------------
Rohm and Haas Co.                                                                            2,929                      127,499
------------------------------------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                                          1,363                       86,823
====================================================================================================================================
                                                                                                                        391,351
====================================================================================================================================

SPECIALTY STORES--0.29%
Office Depot, Inc.                                                   (a)                     6,377                      175,559
------------------------------------------------------------------------------------------------------------------------------------
OfficeMax Inc.                                                                               1,399                       39,200
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                               14,814                      336,722
------------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                2,842                      111,975
====================================================================================================================================
                                                                                                                        663,456
====================================================================================================================================

STEEL--0.14%
Allegheny Technologies, Inc.                                                                 1,695                       48,663
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                  3,168                      189,605
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                    2,302                       84,092
====================================================================================================================================
                                                                                                                        322,360
====================================================================================================================================


I-SPI-QTR-1                           F-15

                                                                                            SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--3.10%
Adobe Systems Inc.                                                                           9,910                  $   319,598
------------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc.                                                   (a)                     4,386                       85,922
------------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                      9,340                      261,240
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                            185,743                    4,773,595
------------------------------------------------------------------------------------------------------------------------------------
Novell, Inc.                                                         (a)                     7,700                       58,674
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                         (a)                    76,033                      964,098
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                       (a)                    24,148                      575,930
====================================================================================================================================
                                                                                                                      7,039,057
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.56%
Countrywide Financial Corp.                                                                 11,986                      380,795
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                  19,513                      927,258
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                 13,930                      854,606
------------------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                                  5,150                      302,460
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                        1,868                      110,660
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                                      7,322                      157,936
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                     20,109                      796,316
====================================================================================================================================
                                                                                                                      3,530,031
====================================================================================================================================

TIRES & RUBBER--0.03%
Cooper Tire & Rubber Co.                                                                     1,282                       17,512
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)                                     (a)                     3,584                       56,054
====================================================================================================================================
                                                                                                                         73,566
====================================================================================================================================

TOBACCO--1.51%
Altria Group, Inc.                                                                          41,841                    3,140,167
------------------------------------------------------------------------------------------------------------------------------------
Reynolds American Inc.                                                                       1,722                      146,370
------------------------------------------------------------------------------------------------------------------------------------
UST Inc.                                                                                     3,312                      137,084
====================================================================================================================================
                                                                                                                      3,423,621
====================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.04%
W.W. Grainger, Inc.                                                                          1,526                      102,211
====================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.82%
ALLTEL Corp.                                                                                 7,696                      476,075
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                         59,132                    1,378,367
====================================================================================================================================
                                                                                                                      1,854,442
====================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $194,848,772)                                                    219,857,072
====================================================================================================================================

                                                                                            PRINCIPAL
                                                                                             AMOUNT
U.S. TREASURY BILLS--0.35%
3.38%, 12/15/05 (Cost $796,695)                                      (d)                $   800,000(e)                  796,694
====================================================================================================================================


I-SPI-QTR-1                           F-16

                                                                                            PRINCIPAL
                                                                                             AMOUNT                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.76%
State Street Bank & Trust, 3.68%, 10/31/05
(Cost $6,257,769)                                                    (f)                $   6,257,769              $   6,257,769
====================================================================================================================================

TOTAL INVESTMENTS--99.97%  (Cost $201,903,236)                                                                       226,911,535
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES--0.03%                                                                                      71,920
====================================================================================================================================
NET ASSETS--100.00%                                                                                                 $226,983,455
====================================================================================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Each unit represents one common share and one trust share.

(c)  Each unit represents one common share and one Class B share.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) A portion of the principal balance was pledged as colateral to cover margin requirements for open futures contracts. See Note 1E and Note 2.

(f) Repurchase agreement entered into 10/31/05 with a maturing value of $6,258,409. Collateralized by a $6,510,000 U.S. Government obligation, 3.13% due 12/15/07 with a value at 10/31/05 of $6,386,466.


See accompanying notes which are an integral part of this schedule.


I-SPI-QTR-1                           F-17

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


I-SPI-QTR-1                           F-18

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

             Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


I-SPI-QTR-1                           F-19

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

F. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that s ecurity is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day


NOTE 2 -- FUTURES CONTRACTS

On October 31, 2005, $800,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                       OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------------
       CONTRACT                NO. OF             MONTH/              VALUE           UNREALIZED APPRECIATION
                              CONTRACTS         COMMITMENT           10/31/05             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
     S&P 500 Index               24             Dec-05/Long       $   7,258,800             $ (159,850)
====================================================================================================================================


NOTE 3 -- INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2005 was $5,909,340 and $12,976,352, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                            $     41,705,432
------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                               (23,395,164)
========================================================================================================================
Net unrealized appreciation of investment securities                                                  $     18,310,268
________________________________________________________________________________________________________________________
========================================================================================================================
Cost of investments for tax purposes is $208,601,267.


I-SPI-QTR-1                           F-20

Item 2.     Controls and Procedures.

      (a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.     Exhibits.

            Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM STOCK FUNDS

By:   /s/ Robert H. Graham
      -------------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: December 30, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Robert H. Graham
      -------------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date:  December 30, 2005


By:   /s/ Sidney M. Dilgren
      -------------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: December 30, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.